UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Forstmann Asset Management LLC
Address:   399 Park Avenue
           37th  Floor
           New York, New York  10022

13F File Number: 28-10032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Kunar
Title:  Chief Operating Officer
Phone:  (212)  418-1235


Signature, Place and Date of Signing:

/s/ Andrew Kunar              New York, New York             November 1, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:  $98,690
                                         (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

                                                    FORM 13F INFORMATION TABLE

                                                    Forstmann Asset Management
                                                             FORM 13F
                                                            30-Sep-02

                                                                                                                Voting Authority
                                                               Value      Shares/  Sh/  Put/   Invstmt  Other
Name of Issuer                     Title of class  CUSIP       (x$1000)   Prn Amt  Prn  Call   Dscretn  Mgrs.  Sole  Shared  None

AAIPHARMA INC                      COM             00252W104    2098       175000  SH          Sole             175000
ABGENIX INC                        COM             00339B107    1979       305000  SH          Sole             305000
ALEXION PHARMACEUTICALS INC        COM             015351109    7200       621200  SH          Sole             621200
AMERICAN HEALTHWAYS, INC           COM             02649V104    2951       182500  SH          Sole             182500
ANDRX CORP COM                     COM             034553107    3588       162000  SH          Sole             162000
ANTHEM INC                         COM             03674B104    1950        30000  SH          Sole              30000
AT&T CORP WIRELESS GROUP           COM             00209A106    2884       700000  SH          Sole             700000
BIOGEN INC                         COM             090597105    4391       150000  SH          Sole             150000
BIOSPHERE MEDICAL INC              COM             09066V103    1289       417200  SH          Sole             417200
CIMA LABS INC                      COM             171796105   19702       783389  SH          Sole             783389
CURAGEN CORP.                      COM             23126R101    1501       355700  SH          Sole             355700
D & K HEALTHCARE RESOURCES INC     COM             232861104    3410       381000  SH          Sole             381000
ENZON INC                          COM             293904108   10861       564500  SH          Sole             564500
FLEMING COS INC                    COM             339130106     703       140600  SH          Sole             140600
FRESENIUS MEDICAL CARE             COM             358029106     681        90600  SH          Sole              90600
GENSET SA SPONSORED ADR            COM             37244T104    1235       380000  SH          Sole             380000
ICOS CORP.                         COM             449295104    1258        60000  SH          Sole              60000
KING PHARMACEUTICALS               COM             495582108    1090        60000  SH          Sole              60000
MEDAREX INC                        COM             583916101    2680       800000  SH          Sole             800000
MYRIAD GENETICS                    COM             62855J104   10507       663340  SH          Sole             663340
PROTEIN DESIGN LABS, INC.          COM             74369L103     540        65000  SH          Sole              65000
SERONO S A                         COM             81752M101    3683       305100  SH          Sole             305100
THE MEDICINES COMPANY              COM             584688105    2304       209872  SH          Sole             209872
TRANSKARYOTIC THERAPIE COM         COM             893735100    9136       281900  SH          Sole             281900
UNITED THERAPEUTICS                COM             91307C102    1069        65000  SH          Sole              65000








03020.0002 #359010